UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of Reporting Period: January 1, 2019 – March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 36.7%
AEP Transmission Co. LLC
Series 2012-A3-1, 2.84%, 12/01/24	775	779
American Express Credit Account Master Trust
Series 2014-A-1, 2.85%, (1M USD LIBOR + 0.37%), 05/15/19 (a)	1,000	1,000
Series 2014-B-1, 2.98%, (1M USD LIBOR + 0.50%), 05/15/19 (a)	1,214	1,214
Series 2017-A-1, 1.93%, 02/18/20	3,000	2,982
Series 2017-B-1, 2.10%, 02/18/20	1,414	1,406
Series 2017-B-7, 2.54%, 10/17/22	2,305	2,283
AmeriCredit Automobile Receivables Trust
Series 2014-C-4, 2.47%, 11/09/20	91	91
Series 2015-B-4, 2.11%, 01/08/21	150	150
Series 2015-C-1, 2.51%, 01/08/21	291	291
Series 2019-A2A-1, 2.93%, 02/18/21	2,489	2,492
Series 2016-B-1, 2.30%, 03/08/21	1,260	1,259
Series 2015-C-4, 2.88%, 07/08/21	8,000	8,003
Series 2016-C-1, 2.89%, 01/10/22	500	500
Ascentium Equipment Receivables LLC
Series 2018-A2-2A, 3.27%, 10/12/21 (b)	2,634	2,648
Ascentium Equipment Receivables Trust
Series 2016-A3-2A, 1.65%, 11/11/19 (b)	962	960
Series 2016-B-2A, 2.50%, 04/10/20 (b)	878	875
Series 2017-A2-2A, 2.00%, 05/11/20 (b)	936	934
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	825	826
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	967	964
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	4,679	4,639
Series 2017-B-2A, 2.66%, 04/11/22 (b)	800	797
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/07/20 (a) (b)	2,337	2,376
BA Credit Card Trust
Series 2016-A-A1, 2.87%, (1M USD LIBOR + 0.39%), 05/15/19 (a)	2,820	2,821
Series 2017-A1-A1, 1.95%, 03/16/20	740	735
Series 2018-A1-A1, 2.70%, 02/16/21	2,000	2,005
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (b)	586	585
Series 2018-A3-1, 3.43%, 06/15/21 (b)	2,078	2,099
Series 2017-A3-1, 2.11%, 01/15/23 (b)	2,228	2,210
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/08/20 (b)	536	543
BCC Funding XIII LLC
Series 2016-A2-1, 2.20%, 11/20/19 (b)	1,608	1,606
Series 2016-B-1, 2.73%, 04/20/20 (b)	562	561
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b)	2,860	2,863
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (b)	1,724	1,742
California Republic Auto Receivables Trust
Series 2017-A3-1, 1.90%, 09/16/19	789	787
Series 2018-A2-1, 2.86%, 01/15/20	455	455
Capital One Multi-Asset Execution Trust
Series 2014-A4-A4, 2.84%, (1M USD LIBOR + 0.36%), 08/15/19 (a)	4,500	4,504
Series 2015-A2-A2, 2.08%, 05/15/20	500	497
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,610	1,600
Series 2019-A2A-1, 3.02%, 07/15/22	2,500	2,509
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b)	3,243	3,237
Series 2016-A2-1, 1.69%, 09/14/22 (b)	450	449
Chase Issuance Trust
Series 2014-A5-A5, 2.85%, (1M USD LIBOR + 0.37%), 04/15/19 (a)	1,100	1,100
Series 2016-A-A1, 2.89%, (1M USD LIBOR + 0.41%), 05/15/19 (a)	4,000	4,001
Series 2015-A4-A4, 1.84%, 04/15/20	1,750	1,737
Chesapeake Funding II LLC
Series 2017-A1-4A, 2.12%, 03/15/21 (c)	407	404
Series 2019-A1-1A, 2.94%, 05/15/22	2,501	2,508
	Shares/Par[1]	Value ($)
Chrysler Capital Auto Receivables Trust
Series 2016-B-AA, 2.88%, 06/17/19 (b)	5,000	4,999
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	832	830
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	630	629
Series 2019-A-1A, 3.30%, 08/15/24 (b)	2,074	2,079
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	983	1,005
CNH Equipment Trust
Series 2019-A2-A, 2.96%, 11/15/20	2,000	2,004
Series 2017-A2B-B, 2.62%, (1M USD LIBOR + 0.14%), 11/16/20 (a)	75	75
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	258	258
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	456	447
Series 2019-A1-1, 3.71%, 03/25/49 (a) (b)	898	901
Series 2016-A1-2, REMIC, 2.75%, 09/25/46 (a) (b)	181	178
Series 2016-A1-3, REMIC, 2.80%, 12/26/46 (a) (b)	431	423
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	745	737
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (a) (b)	1,617	1,615
Series 2017-A3-HL1, REMIC, 3.50%, 05/25/24 (a) (b)	1,733	1,735
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/12/21 (b)	1,275	1,311
Dell Equipment Finance Trust
Series 2017-A2B-2, 2.79%, (1M USD LIBOR + 0.30%), 02/24/20 (a) (b)	1,710	1,710
Series 2018-A2-2, 3.16%, 08/24/20 (b)	378	379
Series 2018-A2A-1, 2.97%, 10/22/20 (b)	1,228	1,229
Series 2018-A3-2, 3.37%, 06/22/21 (b)	463	469
Series 2017-A3-1, 2.14%, 04/22/22 (b)	2,134	2,130
Series 2017-B-1, 2.52%, 04/22/22 (b)	925	923
Series 2017-A3-2, 2.19%, 10/24/22 (b)	1,125	1,121
Discover Card Execution Note Trust
Series 2017-A6-A6, 1.88%, 08/17/20	2,000	1,982
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21 (b)	1,737	1,754
Series 2018-A4-ST2, 3.59%, 10/20/21 (b)	1,863	1,893
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	294	294
Federated Mortgage Fund Mortgage Trust
Series 2011-B-K12, REMIC, 4.35%, 12/25/20 (a) (b)	2,210	2,255
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	2,014	2,002
First Investors Auto Owner Trust
Series 2018-A1-2A, 3.23%, 11/16/20 (b)	880	883
Series 2017-A1-2A, 1.86%, 10/15/21 (b)	332	331
Ford Credit Auto Lease Trust
Series 2018-A3-A, 2.93%, 06/15/20	4,000	4,003
Ford Credit Auto Owner Trust
Series 2015-A2-2, 3.05%, (1M USD LIBOR + 0.57%), 01/15/20 (a)	1,240	1,243
Series 2015-B-A, 2.03%, 08/15/20	648	647
Series 2015-C-A, 2.20%, 11/15/20	3,000	2,996
Ford Credit Floorplan Master Owner Trust
Series 2016-A1-3, 1.55%, 07/15/19	2,555	2,547
Series 2016-A2-5, 2.94%, (1M USD LIBOR + 0.46%), 11/15/19 (a)	400	401
Series 2015-A1-2, 1.98%, 01/15/20	350	348
Series 2013-A-2, 2.09%, 03/15/20 (b)	5,330	5,296
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (b)	796	794
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (b)	2,086	2,089
Series 2018-A-3A, 3.35%, 08/15/22 (b)	893	894
GM Financial Automobile Leasing Trust
Series 2018-A2A-3, 2.89%, 01/21/20	1,496	1,497

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2017-A3-3, 2.01%, 11/20/20	1,670	1,665
GM Financial Consumer Automobile Receivables Trust
Series 2019-A2-1, 2.99%, 10/16/20	2,000	2,005
Series 2017-A3-3A, 1.97%, 05/16/22 (b)	2,170	2,154
Series 2018-A3-4, 3.21%, 05/16/22	3,000	3,033
Series 2018-B-4, 3.45%, 09/16/22	568	581
Series 2018-B-3, 3.27%, 01/16/24	1,745	1,773
GMF Floorplan Owner Revolving Trust
Series 2016-A1-1, 1.96%, 05/15/19 (b)	9,148	9,139
Series 2016-A2-1, 3.33%, (1M USD LIBOR + 0.85%), 05/15/19 (a) (b)	777	778
Series 2017-A1-1, 2.22%, 01/15/20 (b)	6,070	6,042
Great American Auto Leasing Inc.
Series 2019-A3-1, 3.05%, 12/15/21 (b)	3,500	3,521
Series 2019-A4-1, 3.21%, 10/17/22 (b)	1,000	1,010
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A2-1, 2.35%, 05/15/20 (b)	63	63
Series 2017-A3-1, 2.06%, 06/22/20 (b)	877	874
Series 2018-A3-1, 2.60%, 06/15/21 (b)	611	610
Series 2018-A4-1, 2.83%, 06/17/24 (b)	644	644
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (b)	1,167	1,202
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 08/25/23 (b)	2,981	2,957
Series 2014-A-AA, 1.77%, 11/25/26 (b)	471	466
Huntington Auto Trust
Series 2016-A3-1, 1.59%, 08/15/19	669	668
Hyundai Auto Receivables Trust
Series 2015-B-B, 2.01%, 06/15/21	1,180	1,178
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 06/15/20	53	53
JPMorgan Mortgage Trust
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	1,434	1,445
Series 2016-A1-2, REMIC, 2.80%, 09/25/22 (a) (b)	1,933	1,920
Series 2014-A1-5, REMIC, 2.98%, 10/25/26 (a) (b)	1,050	1,050
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (a) (b)	1,349	1,348
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (a) (b)	1,290	1,275
Kubota Credit Owner Trust
Series 2017-A2-1A, 1.66%, 08/15/19 (b)	884	882
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	2,470	2,461
Series 2017-A3-1A, 1.88%, 12/15/20 (b)	5,420	5,372
Series 2018-A2-1A, 2.80%, 02/16/21 (b)	1,663	1,663
Marlin Leasing Receivables LLC
Series 2018-A2-1A, 3.05%, 10/20/20 (b)	540	541
Series 2018-A3-1A, 3.36%, 04/20/23 (b)	1,040	1,043
Series 2018-B-1A, 3.54%, 05/22/23 (b)	315	317
Series 2018-C-1A, 3.70%, 06/20/23 (b)	308	310
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 3.11%, (1M USD LIBOR + 0.62%), 10/25/28 (a)	815	807
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	803	821
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21 (b)	3,000	2,956
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (b)	48	48
Series 2017-A-1A, 2.42%, 12/20/34 (b)	1,166	1,154
Series 2018-A-1A, 3.45%, 01/21/36 (b)	2,660	2,696
Navitas Equipment Receivables LLC
Series 2016-A2-1, 2.20%, 06/15/21 (b)	405	405
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30 (b)	2,548	2,557
Prestige Auto Receivables Trust
Series 2017-A2-1A, 1.80%, 11/16/20 (b)	157	157
Series 2016-A3-2A, 1.76%, 01/15/21 (b)	125	125
Santander Retail Auto Lease Trust
Series 2017-A3-A, 2.22%, 04/20/20	4,645	4,627
Series 2018-A2A-A, REMIC, 2.71%, 01/20/20 (b)	1,880	1,879
	Shares/Par[1]	Value ($)
Series 2018-A2B-A, REMIC, 2.76%, (1M USD LIBOR + 0.27%), 01/20/20 (a) (b)	2,318	2,318
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/24 (a) (b)	1,324	1,328
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (b)	773	788
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 02/25/24 (a) (b)	1,999	2,005
Series 2016-1A10-1, REMIC, 3.50%, 10/25/24 (a) (b)	1,406	1,414
Sierra Receivables Funding Co. LLC
Series 2014-A-3A, 2.30%, 10/20/31 (b)	396	395
Series 2015-A-1A, 2.40%, 03/20/32 (b)	100	99
Series 2016-A-1A, 3.08%, 03/21/33 (b)	372	371
SunTrust Auto Receivables Trust
Series 2015-A4-1A, 1.78%, 05/15/19 (b)	278	277
Toyota Auto Receivables Owner Trust
Series 2017-A3-D, 1.93%, 11/15/20	550	546
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (b)	745	745
Verizon Owner Trust
Series 2016-B-1A, 1.46%, 01/20/21 (b)	269	267
Series 2018-A1A-1A, 2.82%, 03/22/21 (b)	1,350	1,353
Series 2016-B-2A, 2.15%, 05/20/21 (b)	602	599
Series 2017-A-1A, 2.06%, 09/20/21 (b)	1,500	1,495
Series 2017-A-2A, 1.92%, 12/20/21 (b)	565	562
Series 2017-A1A-3A, 2.06%, 04/20/22 (b)	2,714	2,696
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (b)	724	720
Series 2019-A3-1A, 3.00%, 03/15/23 (b)	3,500	3,520
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-2A4-AR10, REMIC, 4.80%, 06/25/35 (a)	212	213
Series 2019-A7-1, REMIC, 4.00%, 11/25/48 (b)	1,154	1,170
Westlake Automobile Receivables Trust
Series 2018-A2B-1A, 2.73%, (1M USD LIBOR + 0.25%), 07/15/19 (a) (b)	1,429	1,429
Series 2019-A2A-1A, 3.06%, 10/15/20 (b)	3,280	3,285
Series 2018-A2B-2A, 2.81%, (1M USD LIBOR + 0.33%), 09/15/21 (a) (b)	3,411	3,412
Series 2018-A2A-2A, 2.84%, 09/15/21 (b)	1,550	1,551
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	5,000	5,019
World Omni Automobile Lease Securitization Trust
Series 2017-A2-A, 1.68%, 12/16/19	60	60
Total Non-U.S. Government Agency Asset-Backed Securities (cost $256,130)		256,275
CORPORATE BONDS AND NOTES 50.2%
Communication Services 2.5%
AT&T Inc.
3.44%, (3M USD LIBOR + 0.65%), 01/15/20 (a)	1,500	1,505
3.74%, (3M USD LIBOR + 0.95%), 07/15/21 (a)	2,500	2,525
Charter Communications Operating LLC
3.58%, 07/23/20	1,000	1,008
4.46%, 07/23/22	1,500	1,551
Comcast Corp.
3.70%, 04/15/24	2,000	2,064
Fox Corp.
3.67%, 01/25/22 (b)	3,500	3,574
Sky Ltd.
3.13%, 11/26/22 (b)	1,806	1,812
Time Warner Cable Inc.
8.25%, 04/01/19	2,010	2,010
Vodafone Group Plc
3.75%, 01/16/24	1,500	1,512
		17,561
Consumer Discretionary 0.8%
Dollar Tree Inc.
3.47%, (3M USD LIBOR + 0.70%), 04/17/20 (a)	3,000	3,001
GLP Capital LP
4.88%, 11/01/20	2,000	2,035
4.38%, 04/15/21	565	573
		5,609

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Consumer Staples 2.4%
Altria Group Inc.
3.49%, 02/14/22	1,500	1,524
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,500	1,486
BAT Capital Corp.
2.30%, 08/14/20	1,500	1,485
2.76%, 08/15/22	1,500	1,476
Campbell Soup Co.
3.11%, (3M USD LIBOR + 0.50%), 03/16/20 (a)	1,500	1,497
3.65%, 03/15/23	2,000	2,029
Conagra Brands Inc.
3.30%, 10/09/20	152	151
3.80%, 10/22/21	1,250	1,273
Maple Escrow Subsidiary Inc.
3.55%, 05/25/21 (b)	583	589
4.06%, 05/25/23 (b)	2,000	2,058
Mead Johnson Nutrition Co.
3.00%, 11/15/20	638	640
Seven & I Holdings Co. Ltd.
3.35%, 09/17/21 (b)	1,304	1,320
Tyson Foods Inc.
3.90%, 09/28/23	1,304	1,341
		16,869
Energy 1.7%
Andeavor Logistics LP
3.50%, 12/01/22	1,709	1,727
Continental Resources Inc.
3.80%, 06/01/24	1,500	1,514
Energy Transfer Partners LP
4.15%, 10/01/20	1,160	1,179
Phillips 66
3.54%, (3M USD LIBOR + 0.75%), 04/15/20 (a) (b)	1,419	1,419
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,069
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (d)	2,000	2,078
5.75%, 05/15/24	1,000	1,101
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	1,500	1,535
		11,622
Financials 30.2%
ABN AMRO Bank NV
2.45%, 06/04/20 (b)	500	498
AerCap Ireland Capital DAC
3.75%, 05/15/19	3,500	3,503
4.63%, 10/30/20	1,000	1,022
AIG Global Funding
3.35%, 06/25/21 (b) (e)	2,220	2,235
Ally Financial Inc.
3.75%, 11/18/19	3,000	3,011
American Express Co.
3.70%, 08/03/23	1,500	1,536
American Express Credit Corp.
3.07%, (3M USD LIBOR + 0.33%), 05/03/19 (a)	1,028	1,028
Ameriprise Financial Inc.
3.00%, 03/22/22	1,181	1,187
ANZ New Zealand International Ltd.
2.75%, 01/22/21 (b)	2,000	1,992
Athene Global Funding
3.00%, 07/01/22 (b)	341	340
Bank of America Corp.
5.00%, 05/13/21	2,000	2,090
3.25%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	1,500	1,500
2.50%, 10/21/22	1,104	1,089
3.55%, 03/05/24	942	956
Bank of Montreal
3.43%, (3M USD LIBOR + 0.79%), 08/27/21 (a) (e)	4,000	4,041
3.30%, 02/05/24 (f)	2,000	2,020
Barclays Bank Plc
2.65%, 01/11/21	2,000	1,985
	Shares/Par[1]	Value ($)
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	2,500	2,520
BNZ International Funding Ltd.
2.40%, 02/21/20 (b)	3,000	2,990
Bunge Ltd. Finance Corp.
4.35%, 03/15/24	2,000	2,024
Capital One Financial Corp.
3.20%, 01/30/23	3,000	3,005
Capital One NA
2.35%, 01/31/20	1,550	1,543
Caterpillar Financial Services Corp.
3.35%, 12/07/20	2,000	2,025
2.95%, 02/25/22	2,000	2,019
Citibank NA
3.05%, 05/01/20	2,000	2,007
2.10%, 06/12/20	2,000	1,986
2.13%, 10/20/20	3,000	2,974
3.65%, 01/23/24	1,750	1,806
Citigroup Inc.
3.05%, (3M USD LIBOR + 0.35%), 02/12/21 (a)	3,000	2,992
3.14%, 01/24/23	1,250	1,254
Citizens Bank NA
2.65%, 05/26/22	800	794
CNH Industrial Capital LLC
4.88%, 04/01/21	1,884	1,937
3.88%, 10/15/21	2,000	2,023
Compass Bank
2.75%, 09/29/19	2,438	2,436
3.50%, 06/11/21	1,500	1,509
2.88%, 06/29/22	1,000	990
Credit Agricole SA
2.75%, 06/10/20 (b)	2,000	1,999
3.57%, (3M USD LIBOR + 0.97%), 06/10/20 (a) (b)	3,000	3,022
Credit Suisse Group AG
3.57%, 01/09/23 (b)	1,500	1,505
Daimler Finance North America LLC
3.10%, 05/04/20 (b)	2,000	2,004
3.75%, 11/05/21 (b)	1,172	1,192
Danske Bank A/S
5.00%, 01/12/22 (b)	1,125	1,153
Dell EMC
4.42%, 06/15/21 (b)	3,500	3,593
Discover Bank
3.10%, 06/04/20	1,725	1,729
3.35%, 02/06/23	3,150	3,168
ERAC USA Finance LLC
2.60%, 12/01/21 (b)	105	104
Fifth Third Bancorp
3.65%, 01/25/24	2,190	2,241
Ford Motor Credit Co. LLC
3.16%, 08/04/20	1,500	1,489
General Electric Capital Corp.
2.20%, 01/09/20	1,000	994
General Motors Financial Co. Inc.
3.15%, 06/30/22	1,275	1,263
3.70%, 05/09/23	1,000	995
4.15%, 06/19/23	500	505
Glencore Funding LLC
3.00%, 10/27/22 (b)	1,821	1,798
Goldman Sachs Group Inc.
5.25%, 07/27/21	2,000	2,101
3.00%, 04/26/22	2,638	2,635
2.88%, 10/31/22	668	663
2.91%, 07/24/23	1,362	1,346
3.63%, 02/20/24	2,475	2,502
HSBC Holdings Plc
3.25%, (3M USD LIBOR + 0.65%), 09/11/21 (a) (f)	2,000	1,997
John Deere Capital Corp.
2.98%, (3M USD LIBOR + 0.18%), 01/07/20 (a)	2,500	2,501
3.20%, 01/10/22	1,527	1,553
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	1,500	1,515
2.75%, 06/23/20	2,000	2,002

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
3.15%, (3M USD LIBOR + 0.55%), 03/09/21 (a)	3,000	3,002
3.22%, (3M USD LIBOR + 0.61%), 06/18/22 (a)	2,000	1,998
3.21%, 04/01/23	3,000	3,014
2.70%, 05/18/23	2,000	1,979
4.02%, 12/05/24	1,500	1,555
KeyBank NA
3.30%, 02/01/22	2,500	2,543
Lloyds Bank Plc
6.50%, 09/14/20 (b)	2,500	2,606
Manufacturers & Traders Trust Co.
2.63%, 01/25/21	2,000	1,998
Metropolitan Life Global Funding I
3.60%, 01/11/24 (b)	2,352	2,423
Morgan Stanley
7.30%, 05/13/19	2,000	2,010
2.38%, 07/23/19	3,721	3,721
5.63%, 09/23/19	3,000	3,039
3.13%, 01/23/23	2,000	2,007
National Australia Bank Ltd.
3.19%, (3M USD LIBOR + 0.42%), 04/17/19 (a) (b)	650	650
3.17%, (3M USD LIBOR + 0.51%), 05/22/20 (a) (b)	3,000	3,013
New York Life Global Funding
1.95%, 09/28/20 (b)	500	496
2.96%, (3M USD LIBOR + 0.16%), 10/01/20 (a) (b)	3,000	3,000
3.25%, 08/06/21 (b)	500	505
Pricoa Global Funding I
2.55%, 11/24/20 (b)	2,665	2,653
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (b)	2,753	2,707
Regions Financial Corp.
3.80%, 08/14/23	986	1,014
Reliance Standard Life Global Funding II
3.85%, 09/19/23 (b)	1,706	1,730
Royal Bank of Canada
2.20%, 09/23/19	2,500	2,495
3.70%, 10/05/23 (f)	2,000	2,065
Santander UK Plc
2.35%, 09/10/19	2,000	1,997
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/20	2,000	1,996
SunTrust Bank
3.50%, 08/02/22	3,000	3,040
Syngenta Finance NV
3.70%, 04/24/20 (b)	3,000	3,011
Toronto-Dominion Bank
2.25%, 09/25/19 (b)	2,500	2,495
2.87%, (3M USD LIBOR + 0.26%), 09/17/20 (a)	2,000	2,001
3.03%, (3M USD LIBOR + 0.43%), 06/11/21 (a)	3,000	3,009
UBS Group AG
2.45%, 12/01/20 (b)	3,636	3,614
US Bank NA
3.00%, 02/04/21	2,000	2,013
USAA Capital Corp.
2.13%, 06/03/19 (b)	1,500	1,499
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (b)	1,500	1,495
WEA Finance LLC
2.70%, 09/17/19 (b)	3,420	3,418
3.15%, 04/05/22 (b)	2,345	2,343
Wells Fargo & Co.
3.63%, (3M USD LIBOR + 0.93%), 02/11/22 (a)	3,000	3,022
2.63%, 07/22/22	1,500	1,489
Wells Fargo Bank NA
3.63%, 10/22/21	3,500	3,566
Westpac Banking Corp.
3.65%, 05/15/23 (e)	2,000	2,053
		210,720
Health Care 3.3%
AbbVie Inc.
2.50%, 05/14/20	1,500	1,495
2.30%, 05/14/21	1,500	1,483
	Shares/Par[1]	Value ($)
Becton Dickinson & Co.
2.40%, 06/05/20	3,250	3,231
Celgene Corp.
3.55%, 08/15/22	1,500	1,531
CVS Health Corp.
3.13%, 03/09/20	1,500	1,504
3.70%, 03/09/23	2,000	2,031
Express Scripts Holding Co.
3.38%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	4,000	4,013
Halfmoon Parent Inc.
3.40%, 09/17/21 (b)	1,000	1,011
3.75%, 07/15/23 (b)	1,000	1,025
Mylan NV
2.50%, 06/07/19	1,055	1,054
3.75%, 12/15/20	1,500	1,514
UnitedHealth Group Inc.
2.70%, 07/15/20	1,500	1,503
2.88%, 12/15/21	1,500	1,504
		22,899
Industrials 3.5%
3M Co.
2.75%, 03/01/22	2,333	2,354
2.00%, 06/26/22	545	537
Aircastle Ltd.
6.25%, 12/01/19	5,345	5,463
Equifax Inc.
3.60%, 08/15/21	2,000	2,016
General Electric Co.
3.42%, (3M USD LIBOR + 0.62%), 01/09/20 (a) (e)	1,000	998
General Motors Co.
3.50%, (3M USD LIBOR + 0.90%), 09/10/21 (a)	1,000	990
International Lease Finance Corp.
4.63%, 04/15/21	1,000	1,024
Penske Truck Leasing Co. LP
2.50%, 06/15/19 (b)	5,864	5,861
Ryder System Inc.
2.50%, 05/11/20	515	513
3.65%, 03/18/24	1,554	1,588
United Technologies Corp.
1.90%, 05/04/20	3,250	3,225
		24,569
Information Technology 1.5%
Broadcom Corp.
2.38%, 01/15/20	1,500	1,492
2.65%, 01/15/23	1,000	971
Broadcom Inc.
3.13%, 04/15/21	4,000	3,995
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,000	2,019
NXP BV
4.13%, 06/01/21 (b)	2,000	2,037
		10,514
Materials 0.5%
Anglo American Capital Plc
3.75%, 04/10/22 (b)	2,500	2,509
Sherwin-Williams Co.
2.25%, 05/15/20	1,341	1,333
		3,842
Real Estate 3.0%
AvalonBay Communities Inc.
3.63%, 10/01/20	1,250	1,263
Crown Castle International Corp.
3.15%, 07/15/23	1,000	999
Equity Commonwealth
5.88%, 09/15/20	2,480	2,539
Hospitality Properties Trust
4.25%, 02/15/21	3,487	3,514
5.00%, 08/15/22	377	390
Kimco Realty Corp.
3.20%, 05/01/21	2,000	2,009
Liberty Property LP
4.75%, 10/01/20	2,904	2,968

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
3.38%, 06/15/23	2,487	2,501
Post Apartment Homes LP
3.38%, 12/01/22	2,683	2,708
Retail Opportunity Investments Corp.
5.00%, 12/15/23	1,500	1,528
Weingarten Realty Investors
3.38%, 10/15/22	696	698
		21,117
Utilities 0.8%
AES Corp.
4.00%, 03/15/21	1,500	1,519
Exelon Corp.
2.85%, 06/15/20	1,395	1,395
Exelon Generation Co. LLC
2.95%, 01/15/20	767	768
NextEra Energy Capital Holdings Inc.
2.90%, 04/01/22	1,671	1,672
		5,354
Total Corporate Bonds And Notes (cost $347,965)		350,676
GOVERNMENT AND AGENCY OBLIGATIONS 11.8%
Collateralized Mortgage Obligations 1.6%
Federal Home Loan Mortgage Corp.
Series BP-3738, REMIC, 4.00%, 12/15/38	39	40
Series KN-3763, REMIC, 3.00%, 02/15/39	445	447
Series AB-3967, REMIC, 2.00%, 03/15/41	336	327
Series AD-4032, REMIC, 2.00%, 10/15/41	357	347
Series KC-4826, REMIC, 3.50%, 08/15/45	1,807	1,843
Series PA-4842, REMIC, 4.00%, 04/15/46	1,955	2,026
Series YA-4820, REMIC, 3.50%, 06/15/48 (c)	2,400	2,429
Series KA-4628, REMIC, 3.00%, 01/15/55	1,081	1,083
Federal National Mortgage Association
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	142	141
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	309	302
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	307	298
Series 2018-H-30, REMIC, 3.50%, 06/25/43	1,727	1,750
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	432	456
		11,489
Mortgage-Backed Securities 0.1%
Government National Mortgage Association
4.50%, 03/20/41	325	342
Sovereign 1.6%
Asian Development Bank
2.88%, 11/27/20	4,000	4,032
European Investment Bank
1.25%, 12/16/19	5,000	4,957
Kreditanstalt fur Wiederaufbau
2.63%, 04/12/21	2,500	2,512
		11,501
U.S. Government Agency Obligations 3.0%
Federal Farm Credit Bank
2.54%, 04/05/21 (h)	3,000	3,013
Federal Home Loan Bank
3.00%, 10/12/21 (h)	3,615	3,684
Federal Home Loan Mortgage Corp.
1.50%, 01/17/20 (h)	1,500	1,489
2.50%, 04/23/20 (h)	5,000	5,003
1.88%, 11/17/20 (h)	1,000	993
	Shares/Par[1]	Value ($)
Federal National Mortgage Association
1.00%, 08/28/19 (h)	1,650	1,640
2.88%, 10/30/20 (h)	5,000	5,043
		20,865
U.S. Treasury Securities 5.5%
U.S. Treasury Note
2.50%, 05/31/20 - 01/15/22	16,855	16,901
2.63%, 08/31/20	2,170	2,177
2.75%, 09/30/20	4,970	5,000
2.38%, 03/15/22 (c)	5,000	5,024
2.88%, 10/31/20 - 11/30/23	9,000	9,095
		38,197
Total Government And Agency Obligations (cost $82,033)		82,394
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (i) (j)	3,934	3,934
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (i) (j)	1,062	1,062
Total Short Term Investments (cost $4,996)		4,996
Total Investments 99.4% (cost $691,124)		694,341
Other Derivative Instruments (0.0)%		(91)
Other Assets and Liabilities, Net 0.6%		4,219
Total Net Assets 100.0%		698,469

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $252,181 and 36.1%, respectively.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $7,860.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(e) All or a portion of the security was on loan.

(f) Convertible security.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL/PPM America Low Duration Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Note, 2-Year	740	June 2019	157,217	(144)	473

Short Contracts
U.S. Treasury Note, 5-Year	(218)	June 2019	(25,022)	53	(229)

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 25.5%
U.S. Government Agency Obligations 14.2%
Federal Farm Credit Bank
2.57%, (3M US Treasury Bill + 0.15%), 04/12/19 (a) (b)	10,650	10,650
2.39%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	10,000	10,000
2.51%, (3M US Treasury Bill + 0.10%), 06/27/19 (a) (b)	36,000	36,000
2.52%, (3M US Treasury Bill + 0.10%), 07/03/19 - 09/20/19 (a) (b)	49,420	49,420
2.51%, (3M US Treasury Bill + 0.09%), 07/26/19 (a) (b)	46,895	46,895
2.41%, (1D US Federal Funds Rate), 08/08/19 (a) (b)	26,350	26,350
2.50%, (3M US Treasury Bill + 0.08%), 11/01/19 (a) (b)	30,000	29,999
2.68%, (US SOFR + 0.03%), 02/06/20 (a) (b)	17,600	17,600
2.58%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	14,500	14,500
2.53%, 03/01/21 (b)	23,500	23,500
Federal Home Loan Bank
2.63%, (3M USD LIBOR - 0.16%), 07/05/19 (a) (b)	6,655	6,657
2.72%, (US SOFR + 0.07%), 11/15/19 (a) (b)	34,780	34,780
Federal Home Loan Mortgage Corp.
2.68%, (US SOFR + 0.03%), 05/08/19 (a) (b)	22,000	22,000
1.50%, 01/17/20 (b)	49,940	49,525
Federal National Mortgage Association
1.63%, 01/21/20 (b)	29,912	29,690
		407,566
U.S. Treasury Securities 11.3%
U.S. Treasury Note
2.49%, (3M US Treasury Bill + 0.07%), 04/30/19 (a)	25,000	25,000
2.48%, (3M US Treasury Bill + 0.06%), 07/31/19 (a)	51,000	51,000
2.47%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	136,000	136,000
2.54%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	113,250	113,202
		325,202
Total Government And Agency Obligations (cost $732,768)		732,768
SHORT TERM INVESTMENTS 57.1%
Discount Notes 32.2%
Federal Farm Credit Bank
2.36%, 06/12/19 (b) (c)	29,200	29,062
2.56%, 07/19/19 (b) (c)	19,600	19,448
	Shares/Par[1]	Value ($)
2.56%, 07/23/19 (b) (c)	19,644	19,486
2.60%, 08/26/19 (b) (c)	25,000	24,735
2.61%, 09/09/19 (b) (c)	25,400	25,104
2.61%, 10/01/19 (b) (c)	16,987	16,762
2.62%, 10/28/19 (b) (c)	23,000	22,648
2.63%, 11/04/19 (b) (c)	5,559	5,471
Federal Home Loan Bank
2.36%, 04/03/19 (b) (c)	34,351	34,347
2.43%, 04/05/19 (b) (c)	7,800	7,798
2.40%, 04/10/19 (b) (c)	27,750	27,733
2.40%, 04/12/19 (b) (c)	30,000	29,978
2.43%, 04/22/19 (b) (c)	121,348	121,176
2.41%, 04/26/19 (b) (c)	26,718	26,673
2.42%, 05/01/19 (b) (c)	50,518	50,416
2.41%, 05/09/19 (b) (c)	35,000	34,911
2.42%, 05/24/19 (b) (c)	2,500	2,491
2.51%, 06/05/19 (b) (c)	93,000	92,579
2.42%, 06/13/19 (b) (c)	40,890	40,689
2.50%, 06/21/19 (b) (c)	39,662	39,439
2.46%, 07/05/19 (b) (c)	46,000	45,701
2.48%, 07/10/19 (b) (c)	37,725	37,465
2.45%, 07/24/19 (b) (c)	5,883	5,837
2.46%, 08/01/19 (b) (c)	25,626	25,413
2.44%, 08/02/19 (b) (c)	20,000	19,833
2.44%, 08/09/19 (b) (c)	45,000	44,603
2.45%, 08/14/19 (b) (c)	15,000	14,862
2.45%, 08/16/19 (b) (c)	46,050	45,621
2.52%, 01/24/20 (b) (c)	15,421	15,100
		925,381
Repurchase Agreements 18.3%
Repurchase Agreements (d)		523,900
Treasury Securities 6.6%
U.S. Treasury Bill
2.50%, 04/23/19 (c)	44,000	43,934
2.44%, 06/20/19 (c)	37,000	36,802
2.47%, 08/08/19 (c)	32,025	31,746
2.41%, 08/15/19 (c)	78,050	77,350
		189,832
Total Short Term Investments (cost $1,639,113)		1,639,113
Total Investments 82.6% (cost $2,371,881)		2,371,881
Other Assets and Liabilities, Net 17.4%		501,236
Total Net Assets 100.0%		2,873,117

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at March 31, 2019, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 2.88%, due 08/15/45	10,212	10,404	2.55	03/29/19	04/01/19	10,202	10,200	10,200
BNP	U.S. Treasury Note, 0.00-2.88%, due 03/26/20-11/15/21	90,742	88,577
	Government National Mortgage Association, 3.00-4.50%, due 03/20/41-11/20/48	2,116	2,175
	Federal Home Loan Bank, 0.88%, due 08/05/19	1,485	1,478
	Federal Farm Credit Bank, 1.38%, due 06/12/19	588	589
	Federal Home Loan Mortgage Corp., 4.50%, due 07/01/42	1	1
		94,932	92,820	2.57	03/29/19	04/01/19	91,019	91,000	91,000
BOA	Government National Mortgage Association, 3.73%, due 12/20/68	14,224	14,484	2.55	03/29/19	04/01/19	14,203	14,200	14,200
DUB	U.S. Treasury Note, 3.75%, due 08/15/41	13,001	15,300	2.57	03/29/19	04/01/19	15,003	15,000	15,000
GSC	Government National Mortgage Association, 3.00-6.00%, due 01/15/33-01/20/49	13,745	14,280	2.55	03/29/19	04/01/19	14,003	14,000	14,000
	Government National Mortgage Association, 3.00-6.00%, due 09/15/24-01/20/47	71,065	72,136

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal Home Loan Mortgage Corp., 3.00%, due 02/01/33	24,445	24,764
		95,510	96,900	2.55	03/25/19	04/05/19	95,047	95,000	95,000
GSC	Federal Home Loan Mortgage Corp., 3.00-5.00%, due 04/01/35-02/01/49	30,450	33,189
	Government National Mortgage Association, 2.50-6.00%, due 07/15/27-04/20/48	42,070	43,311
		72,520	76,500	2.55	03/27/19	04/03/19	75,037	75,000	75,000
GSC	Government National Mortgage Association, 3.00-5.00%, due 04/20/29-08/20/46	94,557	96,900	2.55	03/28/19	04/01/19	95,054	95,000	95,000
HSB	Federal Home Loan Mortgage Corp., 3.50-4.50%, due 05/01/26-10/01/48	11,108	11,424	2.57	03/29/19	04/01/19	11,202	11,200	11,200
HSB	U.S. Treasury Note, 1.13%, due 01/15/21	18,393	18,666	2.55	03/29/19	04/01/19	18,304	18,300	18,300
JPM	U.S. Treasury Note, 0.00-1.63%, due 04/25/19-05/15/26	21,359	20,502	2.55	03/29/19	04/01/19	20,104	20,100	20,100
NSI	U.S. Treasury Note, 0.13-3.75%, due 09/30/19-11/15/41	25,159	25,398	2.57	03/29/19	04/01/19	24,905	24,900	24,900
RBS	U.S. Treasury Note, 0.13-2.75%, due 07/15/24-08/15/47	25,818	25,500	2.55	03/29/19	04/01/19	25,005	25,000	25,000
TDS	Federal National Mortgage Association, 4.00%, due 12/01/48	14,803	15,300	2.60	03/29/19	04/01/19	15,003	15,000	15,000
									523,900

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 19.6%
U.S. Government Agency Obligations 12.2%
Federal Farm Credit Bank
2.68%, (US SOFR + 0.03%), 02/06/20 (a) (b)	5,600	5,600
2.58%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	6,500	6,500
2.53%, 03/01/21 (b)	13,000	13,000
Federal Home Loan Bank
2.39%, (1M USD LIBOR - 0.09%), 04/05/19 (a) (b)	35,000	35,000
2.41%, (1M USD LIBOR - 0.09%), 07/26/19 (a) (b)	25,000	25,000
2.72%, (US SOFR + 0.07%), 11/15/19 (a) (b)	22,935	22,935
2.54%, (3M US Treasury Bill + 0.07%), 01/30/20 (a) (b)	20,000	20,000
Federal Home Loan Mortgage Corp.
2.68%, (US SOFR + 0.03%), 05/08/19 (a) (b)	14,000	14,000
		142,035
U.S. Treasury Securities 7.4%
U.S. Treasury Note
2.47%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	25,000	25,002
2.54%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	61,500	61,474
		86,476
Total Government And Agency Obligations (cost $228,511)		228,511
SHORT TERM INVESTMENTS 57.4%
Discount Notes 46.2%
Federal Farm Credit Bank
2.36%, 06/12/19 (b) (c)	14,800	14,730
2.56%, 07/19/19 (b) (c)	10,483	10,402
2.56%, 07/23/19 (b) (c)	11,127	11,038
2.60%, 08/26/19 (b) (c)	18,000	17,809
2.61%, 09/09/19 (b) (c)	18,000	17,790
2.61%, 10/01/19 (b) (c)	15,937	15,726
2.62%, 10/28/19 (b) (c)	21,500	21,171

	Shares/Par[1]	Value ($)
2.63%, 11/04/19 (b) (c)	3,564	3,507
Federal Home Loan Bank
2.36%, 04/03/19 (b) (c)	7,000	6,999
2.43%, 04/05/19 (b) (c)	7,000	6,998
2.40%, 04/12/19 (b) (c)	14,500	14,489
2.43%, 04/22/19 (b) (c)	62,048	61,960
2.41%, 04/26/19 (b) (c)	14,396	14,372
2.42%, 05/01/19 (b) (c)	45,985	45,892
2.41%, 05/09/19 (b) (c)	16,000	15,959
2.42%, 05/24/19 (b) (c)	1,500	1,495
2.51%, 06/05/19 (b) (c)	60,000	59,728
2.42%, 06/13/19 (b) (c)	20,300	20,200
2.50%, 06/21/19 (b) (c)	37,679	37,467
2.46%, 07/05/19 (b) (c)	42,000	41,727
2.48%, 07/10/19 (b) (c)	35,775	35,529
2.45%, 07/24/19 (b) (c)	3,188	3,163
2.46%, 08/01/19 (b) (c)	13,889	13,773
2.44%, 08/09/19 (b) (c)	15,000	14,868
2.45%, 08/16/19 (b) (c)	23,000	22,786
2.52%, 01/24/20 (b) (c)	7,000	6,855
		536,433
Repurchase Agreements 8.6%
Repurchase Agreements (d)		100,500
Treasury Securities 2.6%
U.S. Treasury Bill
2.50%, 04/23/19 (c)	20,000	19,970
2.41%, 08/15/19 (c)	9,750	9,662
		29,632
Total Short Term Investments (cost $666,565)		666,565
Total Investments 77.0% (cost $895,076)		895,076
Other Assets and Liabilities, Net 23.0%		266,867
Total Net Assets 100.0%		1,161,943

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at March 31, 2019, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 2.88%, due 08/15/45	501	510	2.55	03/29/19	04/01/19	500	500	500
BOA	Government National Mortgage Association, 3.73%, due 11/20/68	5,002	5,100	2.55	03/29/19	04/01/19	5,001	5,000	5,000
GSC	Federal National Mortgage Association, 5.00%, due 02/01/49	1,346	1,464
	Federal Home Loan Mortgage Corp., 4.50%, due 02/01/49	3,392	3,636
		4,738	5,100	2.55	03/29/19	04/01/19	5,001	5,000	5,000
HSB	Federal National Mortgage Association, 3.00%, due 01/01/47	200	200
	Federal Home Loan Mortgage Corp., 3.00%, due 11/01/32	30,017	30,400
		30,217	30,600	2.57	03/29/19	04/01/19	30,006	30,000	30,000
TDS	Government National Mortgage Association, 3.00%, due 05/20/48	20,232	20,400	2.60	03/29/19	04/01/19	20,004	20,000	20,000
WFI	Federal Home Loan Mortgage Corp., 2.00-5.00%, due 03/01/28-03/01/49	20,377	20,582
	Federal Home Loan Bank, 2.00-2.91%, due 10/11/19-09/08/26	19,865	20,218
		40,242	40,800	2.63	03/29/19	04/01/19	40,009	40,000	40,000
									100,500

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

"-" Amount rounds to less than one thousand or 0.05%
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
US - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BNP - BNP Paribas Securities
BOA - Bank of America NA
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBS - Royal Bank of Scotland
TDS - TD Securities Inc.
WFI - Wells Fargo Securities Inc.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by JNAM and their affiliates, and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended March 31, 2019. The following table details the investment held during the period ended March 31, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	13,010	111,188	120,264	53	3,934	0.6

The Fund participating in securities lending receives cash collateral daily, which is invested by State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Fund’s Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended March 31, 2019.

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Distributions from the JNL Securities Lending Collateral Fund are aggregated with other income, fees and rebates generated by the securities lending program. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. The securities lending agent receives a portion of these earnings from the Fund's securities lending program.

Cash collateral is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act"). JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services.

Security Valuation. Under the JNL Investors Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, as amended, and other short-term securities maturing within

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2019 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	256,275	—	—	256,275
Corporate Bonds And Notes	—	350,676	—	—	350,676
Government And Agency Obligations	—	82,394	—	—	82,394
Short Term Investments	4,996	—	—	—	4,996
	4,996	689,345	—	—	694,341

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America Low Duration Bond Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	473	—	—	—	473
	473	—	—	—	473
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(229)	—	—	—	(229)
	(229)	—	—	—	(229)
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	732,768	—	—	732,768
Short Term Investments	—	1,639,113	—	—	1,639,113
	—	2,371,881	—	—	2,371,881
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	228,511	—	—	228,511
Short Term Investments	—	666,565	—	—	666,565
	—	895,076	—	—	895,076

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of March 31, 2019, no investments were valued using the NAV per share practical expedient.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2019.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2019

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.